Share Based Compensation - Summary of Option Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average grant date fair value per option, Granted	$ 0.07	$ 0.1	$ 0.13
Weighted Average Remaining Contractual Life	2 years 6 months
A And R Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning balance	488,168,651
Number of Options, Granted	117,443,700
Number of Options, Forfeited	(44,777,681)
Number of Options, Exercised	(50,619,133)
Number of Options, Ending balance	510,215,537	488,168,651
Number of Options, Vested and expected to vest	510,215,537
Number of Options, Exercisable	250,685,222
Weighted Average Exercise Price per option, Beginning balance	$ 0.147
Weighted Average Exercise Price per option, Granted	0
Weighted Average Exercise Price per option, Forfeited	0.1505
Weighted Average Exercise Price per option, Exercised	0.0019
Weighted Average Exercise Price per option, Ending balance	0.0586	$ 0.147
Weighted Average Exercise Price per option, Vested and expected to vest	0.0586
Weighted Average Exercise Price per option, Exercisable	0.0966
Weighted Average grant date fair value per option, Beginning balance	0.1955
Weighted Average grant date fair value per option, Granted	0.068
Weighted Average grant date fair value per option, Forfeited	0.1738
Weighted Average grant date fair value per option, Exercised	0.0695
Weighted Average grant date fair value per option, Ending balance	0.0962	$ 0.1955
Weighted Average grant date fair value per option, Vested and expected to vest	0.0962
Weighted Average grant date fair value per option, Exercisable	$ 0.0999
Weighted Average Remaining Contractual Life	6 years 10 months 9 days	7 years 3 months 29 days	10 years
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 10 months 9 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 4 months 2 days
Aggregate Intrinsic Value, Beginning balance	$ 7,266
Aggregate Intrinsic Value, Ending balance	41,488	$ 7,266
Aggregate Intrinsic Value, Vested and expected to vest	41,488
Aggregate Intrinsic Value, Exercisable	$ 15,315